Property, Plant and Equipment (Details Narrative) (GGLG PROPERTIES PTY. LTD) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
GGLG PROPERTIES PTY. LTD. [Member]
Depreciation	$ 3,018	$ 14,556	$ 1,364	$ 14,456